Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Aggregate amount	¥ 545,352	¥ 418,197	¥ 352,789
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 140	¥ 105	¥ 87
Aggregate amount	¥ 540,292	¥ 412,240	¥ 348,177